UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22154

Grail Advisors ETF Trust
(Exact name of registrant as specified in charter)

One Ferry Building Ste. 255 San Francisco, CA			94111
(Address of principal executive offices)			(Zip code)

William M. Thomas One Ferry Building Ste. 255 San Francisco, CA 94111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-415-677-5870

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Annual Report   October 31, 2010

Grail Advisors Actively Managed ETFs

Grail American Beacon Large Cap Value ETF

RP Growth ETF

RP Focused Large Cap Growth ETF

Grail McDonnell Intermediate Municipal Bond ETF

Grail McDonnell Core Taxable Bond ETF

www.grailadvisors.com  1-415-677-5870

DEAR FELLOW SHAREHOLDERS,

I am pleased to welcome everyone to Grail Advisors, and to this, the Grail Advisors ETF Trust's 2010 Annual Report.

When Grail Advisors launched the Grail American Beacon Large Cap Value ETF (GVT) in May 2009, we succeeded in bringing the first actively-managed exchange-traded fund to the marketplace using traditional active management. GVT represented an evolutionary leap in the management of ETFs (Exchange Traded Funds), and I am pleased to say the actively-managed ETF evolution continues.

And not just for Grail Advisors, but for the ETF industry in general. Now that we have worked out most of the operational challenges—where a portfolio manager, not an index, decides which securities to buy and sell—some of the biggest firms in the mutual fund space have entered, or may soon enter, the market. This development means a slug of healthy competition for our firm, but we think it promises to keep actively-managed ETFs in the spotlight for many years to come. I have to think only good things will come to investors as a result.

For our part, we have set the pace for the industry with the launches of four actively-managed equity ETFs sub-advised by RiverPark Advisors, LLC in October 2009, and two actively-managed fixed income ETFs sub-advised by McDonnell Investment Management, LLC in January 2010. Given the evolutionary nature of our space, the marketplace did dictate this period that we liquidate the assets of two of the RiverPark ETFs—both sector funds. While fund closings, a natural occurrence in a developing market like ours, are disappointing and often inevitable, with this move we were able to refocus on the areas of most interest to investors. To that end, in just the last few months Grail Advisors has announced strategic relationships with new subadvisers, and we hope to expand and refine the suite of active ETFs in the next year.

In the meantime, I hope you will take a few minutes to inspect the commentary on the following pages from our current list of managers. I think you will find that each has a discipline that's easily explainable and consistently applied, and that all are willing to stick to his or her approach regardless of market movements and trends. We believe these characteristics will ultimately distinguish these managers across the long term.

All together, I remain convinced that active ETFs are on their way to going mainstream—the idea of coupling the efficiency, daily disclosure, and flexibility of the ETF structure with skilled active managers is still a potent combination. The transition from passive to active management opens up the door to a broad range of active strategies that can be used as standalone investments or mixed and matched to build a portfolio. This enhancement alone expands the flexibility of asset allocation decisions, enabling investors to choose passive management, active management, or a combination of both without leaving the ETF universe.

Our goal has always been to bring traditional, active fund management to the ETF marketplace. Please know that all of us at Grail Advisors remain extremely grateful for your willingness to come along with us in this endeavor and we thank you for your support.

William M. Thomas
Chief Executive Officer, Grail Advisors

MANAGEMENT'S DISCUSSION OF FUNDS' PERFORMANCE AND ANALYSIS (unaudited)

Grail American Beacon Large Cap Value ETF – GVT

The Grail American Beacon Large Cap Value ETF gained 15.99% for the fiscal year ended October 31, 2010. The ETF outperformed the Russell 1000 Value Index, which gained 15.71%. The ETF's top five performance contributors were integrated energy company ConocoPhillips, mobile telecommunications company Vodafone Group PLC ADR, aircraft manufacturer Boeing Company, technology leader Apple, Inc., and business software and hardware provider Oracle Corporation. The ETF's bottom five performance contributors were consumer and small business bank Bank of America Corp., global financial services firm JPMorgan Chase & Co., energy company BP PLC ADR, technology products and services company Hewlett-Packard Company, and global financial services firm Morgan Stanley.

Hypothetical Growth of a $10,000 Investment
(Since Inception2 through 10/31/2010)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance.

Fund Performance History1

	One Year	Since Inception[2] Cumulative
Grail American Beacon Large Cap Value ETF – Market Price[3]	16.30%	40.87%
Grail American Beacon Large Cap Value ETF – NAV	15.99%	40.71%
Russell 1000 Value Index	15.71%	39.10%

1 As of October 31, 2010.

2 Fund Inception Date: 5/1/2009.

3 The Price used to calculate Market price return is determined by using the closing process listed on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

MANAGEMENT'S DISCUSSION OF FUNDS' PERFORMANCE AND ANALYSIS (continued) (unaudited)

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (415) 677-5870 or by visiting www.grailadvisors.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund. The gross and net total annual operating expense ratio of the Fund were 12.10% and 0.79%, respectively as of the last prospectus.

The Russell 1000® Value Index is an unmanaged index of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 and Russell 1000 Value Indices are registered trademarks of Frank Russell Company. The performance of the index does not reflect the deduction of fees associated with the fund, such as investment management fees. An investor cannot invest directly in an index.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index's components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

Top 10 Holdings*

Security	Percentage of Net Assets
ConocoPhillips	3.3%
JPMorgan Chase & Co.	3.0%
International Business Machines Corp.	2.7%
Vodafone Group PLC	2.7%
Bank of America Corp.	2.1%
Wells Fargo & Co.	1.8%
Pfizer, Inc.	1.5%
Royal Dutch Shell PLC	1.5%
Northrop Grumman Corp.	1.4%

Sector Allocation

Sector	Percentage of Net Assets
Financials	19.3%
Information Technology	15.6%
Industrials	10.7%
Energy	10.0%
Consumer Discretionary	9.4%
Health Care	8.6%
Consumer Staples	7.5%
Utilities	3.7%
Materials	3.3%
Telecommunication Services	2.7%
Short Term Investment	2.0%
Total Investments	92.8%
Other Assets in Excess of Liabilities	7.2%
Net Assets	100.0%

* Holdings are subject to change.

MANAGEMENTS DISCUSSION OF FUNDS' PERFORMANCE AND ANALYSIS (continued) (unaudited)

RP Growth ETF – RPX

The RP Growth ETF gained 18.29% for the fiscal year ended October 31, 2010. The ETF's performance exceeded the performance of the S&P 500 Index which gained 16.52%. The ETF's top five performers were the consumer eTravel website Priceline.com, Inc., the consumer retailer Dollar Tree, Inc., the telecommunications and mobile devices company Apple, Inc., the consumer travel cruise company Carnival Corp. and the consumer e-commerce company eBay, Inc. The ETF's bottom five performers were the energy and natural gas company Southwestern Energy Company, the energy and light-emitting diode company Cree, Inc., the agriculture and seeds company Monsanto Company, the financial market share and alternative asset manager company BlackRock, Inc. and the consumer retail company J. Crew Group, Inc.

Hypothetical Growth of a $10,000 Investment
(Since Inception2 through 10/31/2010)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance.

Fund Performance History1

	One Year	Since Inception[2] Cumulative
RP Growth ETF – Market Price[3]	18.24%	18.90%
RP Growth ETF – NAV	18.29%	18.85%
S&P 500 Index	16.52%	17.38%

1 As of October 31, 2010.

2 Fund Inception Date: 10/2/2009.

3 The Price used to calculate Market price return is determined by using the closing price listed on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

MANAGEMENT'S DISCUSSION OF FUNDS' PERFORMANCE AND ANALYSIS (continued) (unaudited)

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (415) 677-5870 or by visiting www.grailadvisors.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund. The gross and net total annual operating expense ratio of the Fund was 0.89% as of the last prospectus.

S&P 500 Total Return—The total return version of S&P 500 index. Dividends are reinvested on a daily basis and the base date for the index is January 4, 1988. All regular cash dividends are assumed reinvested in the S&P 500 index on the ex-date. Special cash dividends trigger a price adjustment in the price return index. The performance of the index does not reflect the deduction of fees associated with the fund, such as investment management fees. An investor can not invest directly in an index.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index's components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

Top 10 Holdings*

Security	Percentage of Net Assets
Equinix, Inc.	4.1%
Apple, Inc.	3.7%
American Express Co.	3.5%
Dollar Tree, Inc.	3.1%
Visa, Inc.	3.0%
CME Group, Inc.	2.7%
Discovery Communications, Inc.	2.7%
Carnival Corp.	2.6%
Goldman Sachs Group, Inc.	2.6%

Sector Allocation

Sector	Percentage of Net Assets
Information Technology	24.3%
Consumer Discretionary	23.5%
Financials	18.9%
Health Care	7.0%
Industrials	6.2%
Telecommunication Services	5.4%
Materials	2.9%
Energy	2.5%
Consumer Staples	2.3%
Short Term Investment	6.3%
Total Investments	99.3%
Other Assets in Excess of Liabilities	0.7%
Net Assets	100.0%

* Holdings are subject to change.

MANAGEMENTS DISCUSSION OF FUNDS' PERFORMANCE AND ANALYSIS (continued) (unaudited)

RP Focused Large Cap Growth ETF – RWG

The RP Focused Large Cap Growth ETF gained 18.64% for the fiscal year ended October 31, 2010. The ETF's performance lagged the performance of the Russell 1000 Growth Index which gained 19.65%. The ETF's top five performers were information technology company Apple, Inc., the information technology company Cognizant Technology Solutions Corporation, the industrials company Expeditors International of Washington, Inc., the health care company Varian Medical Systems, Inc. and the health care company Express Scripts. The ETF's bottom five performers were the materials company Monsanto Company, the energy company Transocean Ltd., the health care company Gilead Sciences, Inc., the health care company WellPoint, Inc. and the financials company Goldman Sachs Group, Inc.

Hypothetical Growth of a $10,000 Investment
(Since Inception2 through 10/31/2010)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance.

Fund Performance History1

	One Year	Since Inception[2] Cumulative
RP Focused Large Cap Growth ETF – Market Price[3]	18.31%	19.07%
RP Focused Larger Cap Growth ETF – NAV	18.64%	19.07%
Russell 1000 Growth Index	19.65%	20.91%

1 As of October 31, 2010.

2 Fund Inception Date: 10/2/2009.

3 The Price used to calculate Market price return is determined by using the closing price listed on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

MANAGEMENT'S DISCUSSION OF FUNDS' PERFORMANCE AND ANALYSIS (continued) (unaudited)

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (415) 677-5870 or by visiting www.grailadvisors.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund. The gross and net total annual operating expense ratio of the Fund was 0.89% as of the last prospectus.

Russell 1000 Growth Index Total Return—The index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The performance of the index does not reflect the deduction of fees associated with the fund, such as investment management fees. An investor can not invest directly in an index.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index's components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

Top 10 Holdings*

Security	Percentage of Net Assets
Apple, Inc.	8.1%
Visa, Inc.	8.0%
Google, Inc.	7.7%
Gilead Sciences, Inc.	7.6%
Express Scripts, Inc.	7.2%
American Express Co.	5.4%
U.S. Bancorp	5.0%
Goldman Sachs Group, Inc.	4.6%
Varian Medical Systems, Inc.	4.4%
QUALCOMM, Inc.	4.1%

Sector Allocation

Sector	Percentage of Net Assets
Information Technology	38.5%
Health Care	22.2%
Financials	14.9%
Industrials	11.2%
Consumer Staples	4.1%
Materials	3.6%
Consumer Discretionary	2.1%
Short Term Investment	3.1%
Total Investments	99.7%
Other Assets in Excess of Liabilities	0.3%
Net Assets	100.0%

* Holdings are subject to change.

MANAGEMENTS DISCUSSION OF FUNDS' PERFORMANCE AND ANALYSIS (continued) (unaudited)

Grail McDonnell Intermediate Municipal Bond ETF – GMMB

The Grail McDonnell Intermediate Municipal ETF gained 5.56% from its inception on January 29, 2010 through October 31, 2010. The ETF outperformed the Barclays Capital 3-15 Year National Muni Index, which gained 5.39%. The ETF has benefited during this time period by being positioned with a slightly longer duration posture. Sector selection was a positive contributor to performance. Specifically, being underweight prerefunded bonds and state general obligations was positive, additionally overweight the hospital sector added to performance. State selection detracted from performance, as the ETF was underweight securities from the state of California and the Puerto Rico territory which outperformed. The ETF was underweight securities from the BBB quality bucket, which also detracted from performance, as these securities outperformed during this time period.

Hypothetical Growth of a $10,000 Investment
(Since Inception2 through 10/31/2010)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance.

Fund Performance History1

Since Inception[2] Cumulative
Grail McDonnell Intermediate Municipal Bond ETF – Market Price[3]	5.22%
Grail McDonnell Intermediate Municipal Bond ETF – NAV	5.56%
Barclay's Capital 3-15 Year National Muni Index	5.39%

1 As of October 31, 2010.

2 Fund Inception Date: 1/29/2010.

3 The Price used to calculate Market price return is determined by using the closing price listed on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

MANAGEMENT'S DISCUSSION OF FUNDS' PERFORMANCE AND ANALYSIS (continued) (unaudited)

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (415) 677-5870 or by visiting www.grailadvisors.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund. The gross and net total annual operating expense ratio of the Fund were 0.58% and 0.35%, respectively as of the last prospectus.

Barclays Capital 3-15 Year National Municipal Bond Index, an unmanaged index, is a market value-weighted index of investment grade fixed-rate municipal bonds with maturities of 2-17 years. The index is frequently used as a general performance measure of tax-exempt bonds with intermediate maturities. The index reflects reinvestment of all distributions and changes in market prices. The performance of the index does not reflect the deduction of fees associated with the fund, such as investment management fees. An investor cannot invest directly in an index.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index's components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

Top 10 Holdings*

Obligation	Percentage of Net Assets
Charlotte, North Carolina Airport Revenue Series B	6.7%
San Diego Public Facilities Financing Authority Sewer Revenue Series A	6.5%
South Miami Health Facilities Authority Hospital Revenue Baptist Health South Florida Group	5.4%
New York State Thruway Authority Personal Income Tax Revenue Transportation System Series A	4.6%
New Jersey Transportation Trust Fund Authority Transportation System Series A	4.5%
North Slope Borough of Alaska Series A	4.5%
New York City General Obligation Series C	4.5%
Alaska Industrial Development & Export Authority Revolving Fund Series A	4.4%
Harris Country, Texas Series C	4.4%
Oklahoma Municipal Power Authority Supply Systems Revenue Series A	4.3%

Sector Allocation

State	Percentage of Net Assets
California	10.7%
New York	9.0%
Alaska	8.9%
Texas	8.7%
Indiana	8.5%
Massachusetts	8.5%
North Carolina	6.7%
Florida	5.4%
New Jersey	4.5%
Oklahoma	4.3%
Pennsylvania	4.2%
Washington	4.2%
Colorado	4.2%
Illinois	4.0%
U.S. Government Obligations	4.2%
Short Term Investment	1.1%
Total Investments	97.1%
Other Assets in Excess of Liabilities	2.9%
Net Assets	100.0%

* Holdings are subject to change.

MANAGEMENTS DISCUSSION OF FUNDS' PERFORMANCE AND ANALYSIS (continued) (unaudited)

Grail McDonnell Core Taxable Bond ETF – GMTB

The Grail McDonnell Core Taxable Bond ETF (the "Fund") gained 7.62% from its inception on January 29, 2010 through October 31, 2010. The Fund outperformed the Barclays Capital Aggregate Bond Index, which gained 6.96%. The Fund benefited during this time period by being positioned with overweights in the corporate, mortgage and asset-backed sectors and underweight the US Treasury sector. In addition, security selection was positive as an overweight in lower-rated securities (i.e. securities rated "BBB" or lower by Standard and Poor's) was positive, in particular, non-investment grade rated holdings, as lower-rated securities outperformed higher-rated securities. Detracting from relative performance was duration posture as the Fund was underweight duration for a majority of the period.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Hypothetical Growth of a $10,000 Investment
(Since Inception1 through 10/31/2010)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund's inception, and is not intended to imply any future performance.

Fund Performance History1

Cumulative return[2]
Grail McDonnell Core Taxable Bond ETF – Market Price[3]	6.87%
Grail McDonnell Core Taxable Bond ETF – NAV	7.62%
Barclay's Capital Aggregate Bond Index	6.96%

1 As of October 31, 2010.

2 Fund Inception Date: 1/29/2010.

3 The Price used to calculate Market price return is determined by using the closing price listed on the NYSE and does not represent returns an investor would receive if shares were traded at other times.

MANAGEMENT'S DISCUSSION OF FUNDS' PERFORMANCE AND ANALYSIS (continued) (unaudited)

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (415) 677-5870 or by visiting www.grailadvisors.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund. The gross and net total annual operating expense ratio of the Fund were 0.58% and 0.35%, respectively as of the last prospectus.

Barclays Capital Aggregate Bond Index—is made up of the Barclays Capital U.S. Government/Corporate Bond Index, Mortgage-Backed Securities Index, and Asset-Based Securities Index, including securities that are of investment grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $100 million. The performance of the index does not reflect the deduction of fees associated with the fund, such as investment management fees. An investor cannot invest directly in an index.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index's components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

Top 10 Holdings*

Security	Percentage of Net Assets
Federal Home Loan Mortgage Corporation	17.3%
Federal National Mortgage Association	14.2%
U.S. Treasury Notes	10.9%
Government National Mortgage Association	10.8%
U.S. Treasury Inflation Indexed Notes	4.9%
Carmax Auto Owner Trust	2.0%
Small Business Administration Participation Certificates	1.9%
SPDR Barclays Capital High Yield Bond ETF	1.5%
iShares Iboxx $ High Yield Corporate Bond Fund	1.5%

Sector Allocation

Security Type	Percentage of Net Assets
U.S. Government Agency Mortgage-Backed Obligations	42.3%
Corporate Bonds	25.3%
U.S. Government Obligations	15.8%
Asset Backed Securities	7.8%
Debt Traded Funds	3.0%
Municipal Bonds	2.1%
Short Term Investment	1.4%
Total Investments	97.7%
Other Assets in Excess of Liabilities	2.3%
Net Assets	100.0%

* Holdings are subject to change.

SHAREHOLDER EXPENSE EXAMPLES (unaudited)

As a shareholder of a Grail Advisors Actively Managed ETFs, you incur ongoing costs, including management fees. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an initial investment of $1,000 invested at the beginning of the period and held for the period ended October 31, 2010.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid for the Period 5/1/10 to 10/31/10" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2010	Ending Account Value 10/31/2010	Annualized Expense Ratios for the Period 5/1/2010 to 10/31/2010*	Expenses Paid for the Period 5/1/2010 to 10/31/2010†
Grail American Beacon Large Cap Value ETF
Actual	$1,000.00	$992.86	0.79%	$3.97
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	0.79%	$4.02
RP Growth ETF
Actual	$1,000.00	$1,018.26	0.89%	$4.53
Hypothetical (5% return before expenses)	$1,000.00	$1,020.72	0.89%	$4.53
RP Focused Large Cap Growth ETF
Actual	$1,000.00	$1,058.99	0.89%	$4.62
Hypothetical (5% return before expenses)	$1,000.00	$1,020.72	0.89%	$4.53
Grail McDonnell Intermediate Municipal Bond ETF
Actual	$1,000.00	$1,041.87	0.35%	$1.80
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	0.35%	$1.79
Grail McDonnell Core Taxable Bond ETF
Actual	$1,000.00	$1,057.51	0.35%	$1.82
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	0.35%	$1.79

* Expense ratios reflect expense caps through the period ended October 31, 2010.

† Expenses are calculated using the Fund's annualized expense ratio, multipled by the ending account value for the period, multipled by 184/365 (to reflect one half year period).

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS (unaudited)

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund's net asset value. Net asset value, or "NAV", is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The "Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. The following information shows the frequency distributions of premiums and discounts for each of the Funds.

The information shown for each fund is for the period from inception date of such fund through October 31, 2010.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

	Market Price Above or Equal to NAV			Market Price Below NAV
	Basis Point Differential	Number of Days	% of Total Days	Basis Point Differential	Number of Days	% of Total Days
Grail American Beacon Large Cap Value ETF
May 1, 2009 - October 31, 2010	0-49.9	221	55.53%	0-49.9	170	42.72%
	50-99.9	1	0.25%	50-99.9	2	0.50%
	100-199.9	1	0.25%	100-199.9	—	—
	>200	2	0.50%	>200	1	0.25%
	Total	225	56.53%	Total	173	43.47%
RP Growth ETF
October 2, 2009 - October 31, 2010	0-49.9	153	52.22%	0-49.9	113	38.57%
	50-99.9	21	7.17%	50-99.9	2	0.68%
	100-199.9	1	0.34%	100-199.9	1	0.34%
	>200	2	0.68%	>200	—	—
	Total	177	60.41%	Total	116	39.59%

	Market Price Above or Equal to NAV			Market Price Below NAV
	Basis Point Differential	Number of Days	% of Total Days	Basis Point Differential	Number of Days	% of Total Days
RP Focused Large Cap Growth ETF
October 2, 2009 - October 31, 2010	0-49.9	219	74.75%	0-49.9	64	21.84%
	50-99.9	4	1.37%	50-99.9	2	0.68%
	100-199.9	2	0.68%	100-199.9	—	—
	>200	2	0.68%	>200	—	—
	Total	227	77.48%	Total	66	22.52%
Grail McDonnell Intermediate Municipal Bond ETF
January 29, 2010 - October 31, 2010	0-49.9	3	1.42%	0-49.9	185	87.26%
	50-99.9	—	—	50-99.9	14	6.60%
	100-199.9	—	—	100-199.9	10	4.72%
	>200	—	—	>200	—	—
	Total	3	1.42%	Total	209	98.58%
Grail McDonnell Taxable Core Bond ETF
January 29, 2010 - April 30, 2010	0-49.9	21	9.91%	0-49.9	88	41.50%
	50-99.9	—	—	50-99.9	100	47.17%
	100-199.9	—	—	100-199.9	3	1.42%
	>200	—	—	>200	—	—
	Total	21	9.91%	Total	191	90.09%

GRAIL AMERICAN BEACON LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010

Investments	Shares	Value
COMMON STOCKS—90.8%
Automobiles & Components—0.7%
Johnson Controls, Inc.	179	$6,286
Toyota Motor Corp. (Japan)(a)	80	5,666
Total Automobiles & Components		11,952
Banks—5.9%
Banco Santander SA (Spain)(a)	980	12,554
East West Bancorp, Inc.	327	5,765
KeyCorp	496	4,062
M&T Bank Corp.	150	11,213
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	1,665	7,759
PNC Financial Services Group, Inc.	295	15,900
SunTrust Banks, Inc.	117	2,927
Wells Fargo & Co.	1,125	29,340
Zions Bancorporation	400	8,264
Total Banks		97,784
Capital Goods—9.7%
3M Co.	77	6,485
Boeing Co.	292	20,627
Cummins, Inc.	61	5,374
Deere & Co.	185	14,208
Eaton Corp.	36	3,198
Empresa Brasileira de Aeronautica SA (Brazil)(a)	197	5,683
General Electric Co.	366	5,863
Honeywell International, Inc.	225	10,600
Lockheed Martin Corp.	219	15,613
Northrop Grumman Corp.	383	24,209
PACCAR, Inc.	356	18,249
Raytheon Co.	128	5,898
Shaw Group, Inc.*	176	5,379
SPX Corp.	185	12,406
Tyco International Ltd. (Switzerland)	211	8,077
Total Capital Goods		161,869
Commercial & Professional Services—0.5%
RR Donnelley & Sons Co.	418	7,712
Consumer Durables & Apparel—0.8%
Polo Ralph Lauren Corp. Class A	131	12,691
Consumer Services—0.8%
Carnival Corp. (Panama)	151	6,519
McDonald's Corp.	91	7,077
Total Consumer Services		13,596
Diversified Financials—8.0%
Bank of America Corp.	3,040	34,778
Bank of New York Mellon Corp.	182	4,561
Capital One Financial Corp.	190	7,081
Charles Schwab Corp.	401	6,175
Citigroup, Inc.*	3,523	14,691

Investments	Shares	Value
Goldman Sachs Group, Inc.	47	$7,565
JPMorgan Chase & Co.	1,328	49,973
Morgan Stanley	383	9,525
Total Diversified Financials		134,349
Energy—10.0%
BP PLC (United Kingdom)(a)*	256	10,452
Chevron Corp.	206	17,018
ConocoPhillips	916	54,410
Exxon Mobil Corp.	223	14,823
Hess Corp.	215	13,551
Marathon Oil Corp.	215	7,648
QEP Resources, Inc.	211	6,969
Royal Dutch Shell PLC Class B (United Kingdom)(a)	377	24,249
Transocean Ltd. (Switzerland)*	134	8,490
Weatherford International Ltd. (Switzerland)*	533	8,960
Total Energy		166,570
Food & Staples Retailing—2.4%
CVS Caremark Corp.	275	8,283
Safeway, Inc.	718	16,442
Wal-Mart Stores, Inc.	292	15,818
Total Food & Staples Retailing		40,543
Food, Beverage & Tobacco—5.1%
Coca-Cola Co.	85	5,212
ConAgra Foods, Inc.	547	12,302
Diageo PLC (United Kingdom)(a)	160	11,840
Hershey Co.	248	12,274
HJ Heinz Co.	237	11,639
Kraft Foods, Inc. Class A	90	2,904
Lorillard, Inc.	33	2,816
PepsiCo, Inc.	85	5,551
Philip Morris International, Inc.	174	10,179
Unilever NV (Netherlands)	332	9,857
Total Food, Beverage & Tobacco		84,574
Health Care Equipment & Services—2.4%
Baxter International, Inc.	225	11,453
CIGNA Corp.	212	7,460
Covidien PLC (Ireland)	177	7,057
Hospira, Inc.*	231	13,740
Total Health Care Equipment & Services		39,710
Insurance—4.9%
ACE Ltd. (Switzerland)	122	7,249
Allstate Corp.	417	12,714
Genworth Financial, Inc. Class A*	697	7,904
Hartford Financial Services Group, Inc.	402	9,640
Lincoln National Corp.	247	6,047
MetLife, Inc.	401	16,172
Prudential Financial, Inc.	82	4,312

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (continued)
OCTOBER 31, 2010

Investments	Shares	Value
Insurance—4.9% (continued)
Travelers Cos., Inc.	135	$7,452
XL Group PLC Class A (Ireland)	495	10,469
Total Insurance		81,959
Materials—3.3%
Air Products & Chemicals, Inc.	74	6,288
Cliffs Natural Resources, Inc.	140	9,128
Dow Chemical Co.	646	19,916
International Paper Co.	280	7,078
Newmont Mining Corp.	80	4,870
PPG Industries, Inc.	111	8,514
Total Materials		55,794
Media—2.1%
Comcast Corp. Class A	536	10,361
Interpublic Group of Cos., Inc.*	523	5,413
Time Warner Cable, Inc.	106	6,134
Time Warner, Inc.	403	13,102
Total Media		35,010
Pharmaceuticals, Biotechnology & Life Sciences—6.2%
Abbott Laboratories	230	11,804
Amgen, Inc.*	85	4,861
Eli Lilly & Co.	620	21,824
Johnson & Johnson	268	17,063
Merck & Co., Inc.	630	22,856
Pfizer, Inc.	1,459	25,387
Total Pharmaceuticals, Biotechnology & Life Sciences		103,795
Real Estate—0.5%
Annaly Capital Management, Inc.	503	8,908
Retailing—5.0%
Abercrombie & Fitch Co. Class A	280	12,001
Gap, Inc.	1,147	21,805
Home Depot, Inc.	689	21,276
J.C. Penney Co., Inc.	624	19,456
Limited Brands, Inc.	103	3,027
Target Corp.	117	6,077
Total Retailing		83,642
Semiconductors & Semiconductor Equipment—2.1%
ASML Holding NV Class G (Netherlands)	80	2,655
Intel Corp.	578	11,600
Micron Technology, Inc.*	410	3,391
Texas Instruments, Inc.	600	17,742
Total Semiconductors & Semiconductor Equipment		35,388
Software & Services—8.3%
Accenture PLC Class A	70	3,130
CA, Inc.	912	21,167

Investments	Shares	Value
eBay, Inc.*	470	$14,011
International Business Machines Corp.	309	44,372
Intuit, Inc.*	244	11,712
Microsoft Corp.	776	20,673
Oracle Corp.	777	22,844
Total Software & Services		137,909
Technology Hardware & Equipment—5.2%
Apple, Inc.*	69	20,760
Avnet, Inc.*	120	3,574
Cisco Systems, Inc.*	340	7,762
EMC Corp.*	730	15,337
Hewlett-Packard Co.	558	23,469
Molex, Inc. Class A	366	6,248
Tyco Electronics Ltd. (Switzerland)	320	10,138
Total Technology Hardware & Equipment		87,288
Telecommunication Services—2.6%
Vodafone Group PLC (United Kingdom)(a)	1,611	44,319
Transportation—0.6%
FedEx Corp.	108	9,474
Utilities—3.7%
Dominion Resources, Inc.	259	11,256
Edison International	236	8,708
Entergy Corp.	52	3,876
Exelon Corp.	397	16,205
NextEra Energy, Inc.	323	17,778
Questar Corp.	211	3,581
Total Utilities		61,404
TOTAL COMMON STOCKS (Cost $1,371,769)		1,516,240
SHORT-TERM INVESTMENT—2.0%
Bank Deposit—2.0%
Bank of New York Cash Reserve 0.08%† (Cost $33,254)	33,254	33,254
Total Investments—92.8% (Cost $1,405,023)		1,549,494
Other Assets in Excess of Liabilities—7.2%		120,196
Net Assets—100.0%		$1,669,690

(a) American Depositary Receipts.

* Non-income producing security.

† Represents average annualized seven-day yield as of October 31, 2010.

The accompanying notes are an integral part of these financial statements.

RP GROWTH ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010

Investments	Shares	Value
COMMON STOCKS—93.0%
Consumer—17.1%
Amazon.com, Inc.*	497	$82,075
Coach, Inc.	1,493	74,650
Costco Wholesale Corp.	693	43,500
Dollar Tree, Inc.*	2,682	137,613
eBay, Inc.*	3,381	100,788
Green Mountain Coffee Roasters, Inc.*	1,713	56,512
Lowe's Cos., Inc.	1,952	41,636
McDonald's Corp.	817	63,538
Polo Ralph Lauren Corp. Class A	388	37,589
Target Corp.	1,067	55,420
Yum! Brands, Inc.	1,283	63,585
Total Consumer		756,906
Consumer: Travel—7.3%
Carnival Corp. (Panama)	2,687	115,998
Las Vegas Sands Corp.*	1,205	55,285
priceline.com, Inc.*	276	104,000
Wynn Resorts Ltd.	461	49,405
Total Consumer: Travel		324,688
Energy—5.7%
Cree, Inc.*	1,976	101,349
Devon Energy Corp.	858	55,787
Quanta Services, Inc.*	2,062	40,539
Southwestern Energy Co.*	1,580	53,483
Total Energy		251,158
Financial: Market Share—23.2%
American Express Co.	3,708	153,734
BlackRock, Inc. Class A	306	52,323
Blackstone Group LP*	5,575	75,151
Charles Schwab Corp.	5,005	77,077
CME Group, Inc. Class A	420	121,653
Goldman Sachs Group, Inc.	717	115,401
IntercontinentalExchange, Inc.*	642	73,746
KKR & Co. LP*	5,682	72,048
Mastercard, Inc. Class A	258	61,935
TD Ameritrade Holding Corp.*	5,600	95,704
Visa, Inc. Class A	1,680	131,326
Total Financial: Market Share		1,030,098
Healthcare—9.8%
Ecolab, Inc.	1,662	81,970
Edwards Lifesciences Corp.*	969	61,929
Express Scripts, Inc.*	1,808	87,724
Intuitive Surgical, Inc.*	256	67,315
Laboratory Corp. of America Holdings*	733	59,607
Quest Diagnostics, Inc.	719	35,332
Stericycle, Inc.*	582	41,753
Total Healthcare		435,630

Investments	Shares	Value
Industrials—5.4%
C.H. Robinson Worldwide, Inc.	647	$45,601
Expeditors International of Washington, Inc.	1,067	52,667
Praxair, Inc.	523	47,771
Precision Castparts Corp.	369	50,398
United Parcel Service, Inc. Class B	662	44,579
Total Industrials		241,016
Media—6.1%
Discovery Communications, Inc. Class C*	3,060	118,912
Google, Inc. Class A*	172	105,434
Walt Disney Co.	1,202	43,404
Total Media		267,750
Technology—7.1%
Cisco Systems, Inc.*	2,774	63,331
EMC Corp.*	3,295	69,228
Equinix, Inc.*	2,163	182,211
Total Technology		314,770
Telecom—11.3%
American Tower Corp. Class A*	1,679	86,653
Apple, Inc.*	539	162,169
Crown Castle International Corp.*	1,694	73,046
QUALCOMM, Inc.	2,214	99,918
SBA Communications Corp. Class A*	2,001	78,559
Total Telecom		500,345
TOTAL COMMON STOCKS (Cost $3,549,640)		4,122,361
SHORT-TERM INVESTMENT—6.3%
Bank Deposit—6.3%
Bank of New York Cash Reserve 0.08%† (Cost $278,726)	278,726	278,726
Total Investments—99.3% (Cost $3,828,366)		4,401,087
Other Assets in Excess of Liabilities—0.7%		32,788
Net Assets—100.0%		$4,433,875

* Non-income producing security.

† Represents average annualized seven-day yield as of October 31, 2010.

The accompanying notes are an integral part of these financial statements.

RP FOCUSED LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010

Investments	Shares	Value
COMMON STOCKS—96.6%
Banks—5.0%
U.S. Bancorp	18,308	$442,687
Capital Goods—4.0%
Jacobs Engineering Group, Inc.*	9,095	351,158
Commercial & Professional Services—3.7%
Stericycle, Inc.*	4,635	332,515
Diversified Financials—10.0%
American Express Co.	11,497	476,666
Goldman Sachs Group, Inc.	2,538	408,491
Total Diversified Financials		885,157
Food, Beverage & Tobacco—4.1%
PepsiCo, Inc.	5,570	363,721
Health Care Equipment & Services—11.6%
Express Scripts, Inc.*	13,253	643,035
Varian Medical Systems, Inc.*	6,162	389,562
Total Health Care Equipment & Services		1,032,597
Materials—3.6%
Ecolab, Inc.	6,430	317,128
Pharmaceuticals, Biotechnology & Life Sciences—10.6%
Gilead Sciences, Inc.*	17,041	676,017
Perrigo Co.	4,056	267,209
Total Pharmaceuticals, Biotechnology & Life Sciences		943,226
Retailing—2.1%
Amazon.com, Inc.*	1,147	189,415
Semiconductors & Semiconductor Equipment—4.0%
Linear Technology Corp.	11,130	358,720
Software & Services—18.6%
Cognizant Technology Solutions Corp. Class A*	3,972	258,935
Google, Inc. Class A*	1,116	684,097
Visa, Inc. Class A	9,143	714,708
Total Software & Services		1,657,740
Technology Hardware & Equipment—15.8%
Apple, Inc.*	2,388	718,478
EMC Corp.*	15,157	318,449
QUALCOMM, Inc.	8,081	364,695
Total Technology Hardware & Equipment		1,401,622

Investments	Shares	Value
Transportation—3.5%
Expeditors International of Washington, Inc.	6,279	$309,931
TOTAL COMMON STOCKS (Cost $7,823,326)		8,585,617
SHORT-TERM INVESTMENT—3.1%
Bank Deposit—3.1%
Bank of New York Cash Reserve 0.08%† (Cost $277,649)	277,649	277,649
Total Investments—99.7% (Cost $8,100,975)		8,863,266
Other Assets in Excess of Liabilities—0.3%		23,495
Net Assets—100.0%		$8,886,761

* Non-income producing security.

† Represents average annualized seven-day yield as of October 31, 2010.

The accompanying notes are an integral part of these financial statements.

GRAIL McDONNELL INTERMEDIATE MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010

Investments	Principal Amount	Value
MUNICIPAL BONDS—91.8%
Alaska—8.9%
Alaska Industrial Development & Export Authority Revolving Fund Series A 5.000%, 04/01/19	$100,000	$113,891
North Slope Borough of Alaska Series A 5.000%, 06/30/17	100,000	116,108
Total Alaska		229,999
California—10.7%
California State Economic Recovery Series A 5.000%, 07/01/22	100,000	108,978
San Diego Public Facilities Financing Authority Sewer Revenue Series A 5.000%, 05/15/24	150,000	167,058
Total California		276,036
Colorado—4.2%
Denver Colorado City & County Airport Revenue System 5.000%, 11/15/23	100,000	107,250
Florida—5.4%
South Miami Health Facilities Authority Hospital Revenue Baptist Health South Florida Group 5.000%, 08/15/14	125,000	139,709
Illinois—4.0%
Illinois Finance Authority Revenue Swedish Covenant Hospital Series A 5.500%, 08/15/24	100,000	104,046
Indiana—8.5%
Indiana Health & Education Facilities Financing Authority Hospital Revenue Clarian Health Obligation Group B 5.000%, 02/15/16	100,000	107,874
IPS Multi-School Building Corp Indiana First MTG 5.250%, 01/15/17	100,000	112,348
Total Indiana		220,222

Investments	Principal Amount	Value
Massachusetts—8.5%
Commonwealth of Massachusetts Development Finance Agency Revenue College Holy Cross Series B 4.750%, 09/01/23	$100,000	$109,421
Commonwealth of Massachusetts General Obligation LN Series E 5.375%, 01/01/18	100,000	110,077
Total Massachusetts		219,498
New Jersey—4.5%
New Jersey Transportation Trust Fund Authority Transportation System Series A 5.500%, 12/15/15	100,000	116,622
New York—9.0%
New York City General Obligation Series C 5.000%, 08/01/15	100,000	115,472
New York State Thruway Authority Personal Income Tax Revenue Transportation System Series A 5.000%, 03/15/18	100,000	118,495
Total New York		233,967
North Carolina—6.7%
Charlotte, North Carolina Airport Revenue Series B 5.000%, 07/01/16	150,000	172,150
Oklahoma—4.3%
Oklahoma State Municipal Power Authority Supply Systems Revenue Series A 5.000%, 01/01/23	100,000	112,416
Pennsylvania—4.2%
Pennsylvania Higher Educational Facilities Authority Temple University First Series A 5.000%, 04/01/13	100,000	109,229
Texas—8.7%
Harris Country, Texas Series C 5.000%, 08/15/22	100,000	113,601
Lower Colorado River Authority Texas Revenue 5.000%, 05/15/22	100,000	110,129
Total Texas		223,730

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (continued)
OCTOBER 31, 2010

Investments	Principal Amount	Value
Washington—4.2%
FYI Properties Washington Lease Revenue Washington State District Project 5.000%, 06/01/22	$100,000	$108,788
TOTAL MUNICIPAL BONDS (Cost $2,299,782)		2,373,662
U.S. GOVERNMENT OBLIGATION—4.2%
U.S. Treasury Note 4.000%, 11/15/12 (Cost $105,527)	100,000	107,539
	Shares
SHORT-TERM INVESTMENT—1.1%
Bank Deposit—1.1%
Bank of New York Cash Reserve 0.08%† (Cost $28,856)	28,856	28,856
Total Investments—97.1% (Cost $2,434,165)		2,510,057
Other Assets in Excess of Liabilities—2.9%		75,774
Net Assets—100.0%		$2,585,831

† Represents average annualized seven-day yield as of October 31, 2010.

The accompanying notes are an integral part of these financial statements.

GRAIL McDONNELL CORE TAXABLE BOND ETF
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2010

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS—42.3%
Fannie Mae—14.2%
4.500%, 02/01/22	$34,325	$36,670
3.500%, 01/25/24	93,508	98,277
5.000%, 03/01/24	19,419	20,709
6.500%, 03/01/35	6,398	7,132
4.500%, 08/01/39	175,170	184,105
4.000%, 09/01/39	24,202	24,983
Total Fannie Mae		371,876
Freddie Mac Gold—17.3%
3.500%, 09/15/24	24,888	26,157
5.500%, 05/01/35	139,078	150,130
6.500%, 08/01/38	16,528	18,215
6.000%, 10/01/38	69,165	74,996
5.000%, 02/01/40	175,226	185,967
Total Freddie Mac Gold		455,465
Ginnie Mae—10.8%
4.549%, 06/16/28	25,000	26,891
4.298%, 03/16/32	50,000	53,410
5.775%, 06/16/32	50,000	57,600
1.852%, 07/16/32	24,890	25,251
4.500%, 06/16/34	43,722	46,616
6.000%, 12/15/37	28,631	31,470
5.000%, 02/15/40	39,620	42,587
Total Ginnie Mae		283,825
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (Cost $1,081,686)		1,111,166
CORPORATE BONDS—25.4%
Basic Materials—0.5%
Dow Chemical Co. 8.550%, 05/15/19	10,000	12,864
Communications—3.2%
American Tower Corp. 5.050%, 09/01/20	10,000	10,460
AT&T, Inc. 5.800%, 02/15/19	15,000	17,927
Cisco Systems, Inc. 4.450%, 01/15/20	15,000	16,553
Comcast Corp. 5.150%, 03/01/20	10,000	11,019
Telecom Italia Capital SA 6.175%, 06/18/14	15,000	16,773
Verizon Communications, Inc. 6.350%, 04/01/19	10,000	12,291
Total Communications		85,023

Investments	Principal Amount	Value
Consumer, Cyclical—1.7%
AutoZone, Inc. 5.750%, 01/15/15	$15,000	$17,063
Speedway Motorsports, Inc. 8.750%, 06/01/16	25,000	27,375
Total Consumer, Cyclical		44,438
Consumer, Non-cyclical—3.2%
Abbott Laboratories 4.125%, 05/27/20	15,000	16,180
Anheuser-Busch InBev Worldwide, Inc. 5.375%, 01/15/20	15,000	17,062
Boston Scientific Corp. 6.250%, 11/15/15	15,000	16,423
CIGNA Corp. 8.500%, 05/01/19	15,000	19,599
Teva Pharmaceutical Finance III LLC 3.000%, 06/15/15	15,000	15,762
Total Consumer, Non-cyclical		85,026
Energy—0.6%
Petrobras International Finance Co. 5.875%, 03/01/18	15,000	16,851
Financial—8.6%
ACE INA Holdings, Inc. 5.700%, 02/15/17	15,000	16,956
Caterpillar Financial Services Corp. 5.450%, 04/15/18	15,000	17,246
Citigroup, Inc. 6.125%, 11/21/17	20,000	22,293
Credit Suisse AG 5.400%, 01/14/20	15,000	16,277
Discover Financial Services 6.450%, 06/12/17	10,000	10,875
General Electric Capital Corp. 4.375%, 09/16/20	20,000	20,214
Goldman Sachs Group, Inc. 6.000%, 06/15/20	10,000	11,134
Jefferies Group, Inc. 6.875%, 04/15/21	10,000	10,663
JPMorgan Chase & Co. 5.150%, 10/01/15	20,000	22,109
Merrill Lynch & Co., Inc. 6.400%, 08/28/17	20,000	21,821
MetLife, Inc. 6.400%, 12/15/36	20,000	19,700
Morgan Stanley 4.750%, 04/01/14	20,000	20,897
Willis North America, Inc. 7.000%, 09/29/19	15,000	16,406
Total Financial		226,591

The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS (continued)
OCTOBER 31, 2010

Investments	Principal Amount	Value
Industrial—3.9%
Ball Corp. 7.125%, 09/01/16	$15,000	$16,425
Burlington Northern Santa Fe LLC 5.650%, 05/01/17	15,000	17,328
CSX Corp. 7.375%, 02/01/19	15,000	18,903
Jabil Circuit, Inc. 7.750%, 07/15/16	15,000	17,363
L-3 Communications Corp. 5.875%, 01/15/15	15,000	15,375
Waste Management, Inc. 4.750%, 06/30/20	15,000	16,161
Total Industrial		101,555
Technology—0.7%
Oracle Corp. 6.500%, 04/15/38	15,000	18,122
Utilities—3.0%
Entergy Gulf States Louisiana LLC 3.950%, 10/01/20	10,000	10,009
Exelon Corp. 4.900%, 06/15/15	15,000	16,542
MidAmerican Energy Holdings Co. 5.750%, 04/01/18	14,000	16,249
Sierra Pacific Power Co. 6.000%, 05/15/16	15,000	17,590
Southern Power Co. 4.875%, 07/15/15	15,000	16,941
Total Utilities		77,331
TOTAL CORPORATE BONDS (Cost $626,916)		667,801
U.S. GOVERNMENT OBLIGATIONS—15.8%
U.S. Treasury Inflation Indexed Notes—4.9%
2.000%, 01/15/14	10,000	12,795
1.625%, 01/15/18	73,000	84,131
3.875%, 04/15/29	17,000	32,758
Total U.S. Treasury Inflation Indexed Notes		129,684
U.S. Treasury Notes—10.9%
4.625%, 02/15/17	75,000	88,324
3.125%, 05/15/19	60,000	63,638
6.250%, 08/15/23	100,000	133,703
Total U.S. Treasury Notes		285,665
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $386,288)		415,349

Investments	Principal Amount	Value
ASSET BACKED SECURITIES—7.8%
Carmax Auto Owner Trust 4.790%, 02/15/13	$50,000	$51,566
Honda Auto Receivables Owner Trust 1.980%, 10/24/13	25,000	25,691
Hyundai Auto Receivables Trust 2.450%, 12/15/16	25,000	26,042
Mercedes-Benz Auto Receivables Trust 2.140%, 08/15/16	25,000	25,873
Nissan Auto Receivables Owner Trust 0.870%, 07/15/14	25,000	25,102
Small Business Administration Participation Certificates 3.920%, 10/01/29	47,076	50,250
TOTAL ASSET BACKED SECURITIES (Cost $198,521)		204,524
MUNICIPAL BONDS—2.1%
Bowling Green State University Ohio General receipts 5.080%, 06/01/18	20,000	21,548
Greater Chicago Metropolitan Water Reclamation District 5.720%, 12/01/38	30,000	32,842
TOTAL MUNICIPAL BONDS (Cost $50,775)		54,390
	Shares
EXCHANGE TRADED FUNDS—3.0%
iShares iBoxx $ High Yield Corporate Bond Fund	425	38,565
SPDR Barclays Capital High Yield Bond ETF	960	39,245
TOTAL DEBT TRADED FUNDS (Cost $74,184)		77,810
SHORT-TERM INVESTMENT—1.3%
Bank Deposits—1.3%
Bank of New York Cash Reserve 0.08%† (Cost $35,586)	35,586	35,586
Total Investments—97.7% (Cost $2,453,956)		2,566,626
Other Assets in Excess of Liabilities—2.3%		59,787
Net Assets—100.0%		$2,626,413

† Represents average annualized seven-day yield as of October 31, 2010.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2010

	Grail American Beacon Large Cap Value ETF	RP Growth ETF	RP Focused Large Cap Growth ETF	Grail McDonnell Intermediate Municipal Bond ETF	Grail McDonnell Core Taxable Bond ETF
ASSETS:
Investments, at cost:	$1,405,023	$3,828,366	$8,100,975	$2,434,165	$2,453,956
Investments, at fair value (Note 3)	1,549,494	4,401,087	8,863,266	2,510,057	2,566,626
Cash	—	—	—	2,500	475
Receivables:
Capital shares sold	1,669,448	—	—	—	—
Due from manager	340,937	168,673	166,881	144,303	156,350
Investment in securities sold	9,167	—	—	—	—
Dividends and interest receivable	1,822	1,229	2,082	33,037	19,035
Deferred offering costs	—	—	—	10,078	10,067
Other Assets	2,287	3,357	4,621	3,730	3,738
Total Assets	3,573,155	4,574,346	9,036,850	2,703,705	2,756,291
LIABILITIES:
Payables:
Capital shares redeemed	1,669,448	—	—	—	—
Investment securities purchased	3,784	—	—	—	—
Compliance fees	38,860	26,516	26,530	18,320	18,319
Trustee fees	6,190	6,135	8,782	7,815	8,173
Advisory fees	1,829	15,386	22,101	8,247	7,794
Other accrued expenses	183,354	92,434	92,676	83,492	95,592
Total Liabilities	1,903,465	140,471	150,089	117,874	129,878
NET ASSETS	$1,669,690	$4,433,875	$8,886,761	$2,585,831	$2,626,413
NET ASSETS CONSIST OF:
Paid-in capital	$1,379,987	$3,882,525	$8,150,792	$2,480,550	$2,480,308
Undistributed (accumulated) net investment income (loss)	(13,779)	—	—	12,336	14,278
Undistributed (accumulated) net realized gain (loss) on investments	159,011	(21,371)	(26,322)	17,053	19,157
Net unrealized appreciation on investments	144,471	572,721	762,291	75,892	112,670
NET ASSETS	$1,669,690	$4,433,875	$8,886,761	$2,585,831	$2,626,413
Shares outstanding (unlimited number of shares of beneficial interest authorized, without par value)	50,022	150,010	300,010	50,010	50,010
Net asset value, per share	$33.38	$29.56	$29.62	$51.71	$52.52

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED OCTOBER 31, 2010

	Grail American Beacon Large Cap Value ETF	RP Growth ETF	RP Focused Large Cap Growth ETF	Grail McDonnell Intermediate Municipal Bond ETF**	Grail McDonnell Core Taxable Bond ETF**
INVESTMENT INCOME:
Dividends and interest income*	$55,610	$27,232	$34,337	$87,782	$102,943
EXPENSES:
Organizational and offering fees	44,374	21,391	21,391	31,253	31,218
Professional fees	37,380	40,930	45,121	45,102	47,927
Compliance fees	26,301	25,600	25,747	19,451	19,451
Administration fees	25,212	12,365	12,365	5,000	5,000
Custody fees	25,196	6,924	2,756	3,651	12,748
Exchange listing fees	16,215	18,710	18,710	5,656	5,656
Advisory fees	12,452	19,144	25,513	8,247	7,794
Trustees fees	10,473	10,425	13,645	13,119	13,113
Insurance fees	4,904	5,650	6,500	3,789	3,789
Transfer agent fees	3,779	1,884	1,884	756	756
Shareholder reporting fees	3,305	9,649	8,224	5,051	5,051
Miscellaneous fees	690	696	696	415	415
Pricing fees	—	—	—	12,435	12,435
Total Expenses	210,281	173,368	182,552	153,925	165,353
Less expense waivers/ reimbursements	(190,607)	(139,292)	(137,139)	(144,303)	(156,260)
Net Expenses	19,674	34,076	45,413	9,622	9,093
Net Investment Income (Loss)	35,936	(6,844)	(11,076)	78,160	93,850
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	$60,626	$(119,841)	$(214,060)	$17,053	$19,157
Net realized gain on in-kind transactions	224,911	95,833	187,738	—	—
Total realized gain (loss)	285,537	(24,008)	(26,322)	17,053	19,157
Change in net unrealized appreciation on investments	1,035	568,844	762,892	75,892	112,670
Net realized and unrealized gain on investments	286,572	544,836	736,570	92,945	131,827
Net increase in net assets resulting from operations	$322,508	$537,992	$725,494	$171,105	$225,677
* Net of foreign taxes withheld of:	$424	$49	$—	$—	$—

** Commencement of operations was January 29, 2010.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Grail American Beacon Large Cap Value ETF		RP Growth ETF
	For the Year Ended October 31, 2010	For the Period May 1, 2009* Through October 31, 2009	For the Year Ended October 31, 2010	For the Period October 2, 2009* Through October 31, 2009
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$35,936	$25,887	$(6,844)	$(216)
Net realized gain (loss) on investments	285,537	471,942	(24,008)	8,664
Net change in unrealized appreciation on investments	1,035	143,436	568,844	3,877
Net increase in net assets resulting from operations	322,508	641,265	537,992	12,325
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(93,890)	—	(5,692)	—
Net realized gains	(72,720)	—	(8,664)	—
Total distributions	(166,610)	—	(14,356)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	192,367,175	94,010,886	23,438,166	6,386,757
Cost of shares redeemed	(193,887,221)	(91,717,313)	(22,040,502)	(3,886,757)
Net increase (decrease) in net assets resulting from shareholder transactions	(1,520,046)	2,293,573	1,397,664	2,500,000
Increase (decrease) in net assets	(1,364,148)	2,934,838	1,921,300	2,512,325
NET ASSETS:
Beginning of period	3,033,838	99,000	2,512,575	250
End of period	$1,669,690	$3,033,838	$4,433,875	$2,512,575
Including undistributed net investment income (loss) as follows:	$(13,779)	$44,175	$—	$2,036
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	100,022	3,960	100,010	10
Shares sold	6,050,000	3,250,000	850,000	250,000
Shares redeemed	(6,100,000)	(3,153,938)	(800,000)	(150,000)
Shares outstanding, end of period	50,022	100,022	150,010	100,010

* Commencement of operations.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	RP Focused Large Cap Growth ETF		Grail McDonnell Intermediate Municipal Bond ETF	Grail McDonnell Core Taxable Bond ETF
	For the Year Ended October 31, 2010		For the Period October 2, 2009* Through October 31, 2009	For the Period January 29, 2010* Through October 31, 2010
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$(11,076)	$(159)	$78,160	$93,850
Net realized gain (loss) on investments	(26,322)	9,647	17,053	19,157
Net change in unrealized appreciation (depreciation) on investments	762,892	(601)	75,892	112,670
Net increase in net assets resulting from operations	725,494	8,887	171,105	225,677
DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(3,735)	—	(71,938)	(85,686)
Net realized gains	(9,647)	—	—	—
Total distributions	(13,382)	—	(71,938)	(85,686)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	12,713,559	2,500,000	7,552,749	5,008,022
Cost of shares redeemed	(7,048,047)	—	(5,066,085)	(2,521,600)
Net increase in net assets resulting from shareholder transactions	5,665,512	2,500,000	2,486,664	2,486,422
Increase (decrease) in net assets	6,377,624	2,508,887	2,585,831	2,626,413
NET ASSETS:
Beginning of period	2,509,137	250	—	—
End of period	$8,886,761	$2,509,137	$2,585,831	$2,626,413
Including undistributed net investment income as follows:	$—	$2,093	$12,336	$14,278
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	100,010	10	—	—
Shares sold	450,000	100,000	150,010	100,010
Shares redeemed	(250,000)	—	(100,000)	(50,000)
Shares outstanding, end of period	300,010	100,010	50,010	50,010

* Commencement of operations.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

	Grail American Beacon Large Cap Value ETF		RP Growth ETF
	For the Year Ended October 31, 2010	For the Period May 1, 2009[1] Through October 31, 2009	For the Year Ended October 31, 2010	For the Period October 2, 2009[1] Through October 31, 2009
Per Share Operating Performance:
Net asset value, beginning of period	$30.33	$25.00	$25.12	$25.00
Net investment income (loss)[2]	0.46	0.22	(0.05)	—[3]
Net realized and unrealized gain on investments	4.26	5.11	4.64	0.12
Total gain from investment operations	4.72	5.33	4.59	0.12
Less Distributions from:
Net investment income	(0.94)	—	(0.06)	—
Net realized gains	(0.73)	—	(0.09)	—
Total distribution to shareholders	(1.67)	—	(0.15)	—
Net asset value, end of period	$33.38	$30.33	$29.56	$25.12
Total Return at NAV[4]	15.99%	21.32%	18.29%	0.48%
Total Return at Market[4]	16.30%	21.12%	18.24%	0.56%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$1,670	$3,034	$4,434	$2,513
Ratio to average net assets of:
Expenses, net of expense waivers[5]	0.79%	0.79%	0.89%	0.89%
Expenses, prior to expense waivers[5]	8.43%	12.10%	4.52%	17.21%
Net investment income, net of waivers[5]	1.44%	1.62%	(0.18)%	(0.10)%
Portfolio turnover rate[6]	16.47%	18.41%	45.47%	10.93%

See footnotes on page 31.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS (continued)

	RP Focused Large Cap Growth ETF		Grail McDonnell Intermediate Municipal Bond ETF	Grail McDonnell Core Taxable Bond ETF
	For the Year Ended October 31, 2010	For the Period October 2, 2009[1] Through October 31, 2009	For the Period January 29, 2010[1] Through October 31, 2010
Per Share Operating Performance:
Net asset value, beginning of period	$25.09	$25.00	$50.00	$50.00
Net investment income (loss)[2]	(0.06)	—[3]	1.09	1.39
Net realized and unrealized gain on investments	4.73	0.09	1.66	2.37
Total gain from investment operations	4.67	0.09	2.75	3.76
Less Distributions from:
Net investment income	(0.04)	—	(1.04)	(1.24)
Net realized gains	(0.10)	—	—	—
Total distribution to shareholders	(0.14)	—	(1.04)	(1.24)
Net asset value, end of period	$29.62	$25.09	$51.71	$52.52
Total Return at NAV[4]	18.64%	0.36%	5.56%	7.62%
Total Return at Market[4]	18.31%	0.64%	5.22%	6.87%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$8,887	$2,509	$2,586	$2,626
Ratio to average net assets of:
Expenses, net of expense waivers[5]	0.89%	0.89%	0.35%	0.35%
Expenses, prior to expense waivers[5]	3.57%	17.36%	5.59%	6.35%
Net investment income, net of waivers[5]	(0.22)%	(0.08)%	2.84%	3.60%
Portfolio turnover rate[6]	51.37%	5.67%	92.19%	122.64%

1 Commencement of operations.

2 Based on average shares outstanding.

3 Less than $0.005 per share.

4 Total return at Net Asset Value is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return at Market is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment advisor.

5 Annualized.

6 Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Funds' capital shares.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2010

1. ORGANIZATION

Grail Advisors ETF Trust (the "Trust") was organized as a Delaware statutory trust on December 7, 2007 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "Act"), which is currently comprised of five active funds (collectively, the "Funds" or "ETFs" and each individually, a "Fund" or an "ETF"): the Grail American Beacon Large Cap Value ETF, RP Growth ETF, RP Focused Large Cap Growth ETF, Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF. Operations commenced on May 1, 2009 for the Grail American Beacon Large Cap Value ETF; and October 2, 2009 for the RP Growth ETF and RP Focused Large Cap Growth ETF; and January 29, 2010 for the Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF.

The Grail American Beacon Large Cap Value ETF seeks long-term capital appreciation by investing at least 80% of the Fund's net assets (plus the amount of any borrowings for investment purposes) in equity securities of large market capitalization U.S. companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000® Index at the time of investment. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The Fund's investments may include common stocks, preferred stocks, securities convertible into U.S. common stocks, U.S. dollar-denominated American Depositary Receipts ("ADRs"), and U.S. dollar-denominated foreign stocks traded on U.S. exchanges (collectively referred to as "stocks").

RP Growth ETF seeks long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies that RiverPark Advisors, LLC ("RP"), the Fund's sub-adviser, believes have above-average growth prospects. RP uses a fundamental research-driven approach to identifying those industries and companies with the strongest growth prospects for revenue, earnings and/or cash flow over the medium and long term, and seeks to buy stock in those companies at attractive valuations. The Fund may invest in companies of any market capitalization and in any industry. The Fund expects to invest primarily in the securities of U.S. companies, and may also invest in U.S. securities tied economically to foreign investments, such as ADRs.

RP Focused Large Cap Growth ETF seeks long-term capital appreciation by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that Wedgewood Partners, Inc. ("Wedgewood"), the Fund's sub-adviser, believes have above-average growth prospects. The Fund considers companies with market capitalizations in excess of $5 billion to be large capitalization companies. The Fund is non-diversified and expects to invest in a limited number of companies, generally holding securities of between 20 and 30 companies. The

NOTES TO FINANCIAL STATEMENTS (continued)
OCTOBER 31, 2010

Fund expects to invest primarily in the securities of U.S. companies, and may also invest in U.S. securities tied economically to foreign investments, such as ADRs.

The Grail McDonnell Intermediate Municipal Bond ETF seeks a high level of current tax-exempt income and higher risk-adjusted returns relative to its benchmark. The ETF invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt securities with interest payments exempt from federal income taxes. The ETF typically invests in municipal securities and invests, under normal market conditions, primarily in tax exempt general obligation, revenue and private activity bonds and notes, which are issued by or on behalf of states, territories or possessions of the U.S. and the District of Columbia and their political subdivisions, agencies and instrumentalities (including Puerto Rico, the Virgin Islands and Guam). Tax-exempt means that the bonds pay interest that is excluded from gross income for regular federal income tax purposes.

The Grail McDonnell Core Taxable Bond ETF seeks a high level of current income and higher risk-adjusted returns relative to its benchmark. The ETF invests, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in debt securities. The ETF will invest primarily in investment-grade securities, including securities issued by the U.S. Government, its agencies and instrumentalities, municipal securities, mortgage-backed and other asset-backed securities, and corporate and bank obligations, including commercial paper, corporate notes and bonds.

2. SIGNIFICANT MATTER

At October 31, 2010, the Funds had amounts due from the Manager under its fee waiver and expense reimbursement agreements with the Funds in the amounts set forth on the Statements of Assets and Liabilities on page 26. The Manager's fee waiver and expense reimbursement agreements are discussed in note 4. Subsequent to October 31, 2010, a portion of the amounts due from the Manager have been received by the Funds, and the remaining portions have been sent to the Funds.

In addition, the Manager has entered into a letter of intent concerning a transaction involving its ownership interests in order to enable it to continue its operations, including paying its future obligations under its fee waiver and expense reimbursement agreements. A sale of the Manager's interests, if consummated, may result in the assignment of its existing advisory agreements with the Funds, requiring shareholder approval in order for the Manager to continue as a Fund's investment adviser. A sale of the Manager's interests, if consummated, may, depending upon a buyer's future plans result in the liquidation of certain Funds. If the Manager is unsuccessful in its efforts to consummate a transaction or to recapitalize, all of the Funds may be liquidated. The Board of Trustees of the Trust has the authority to approve the liquidation of each Fund, without shareholder approval. These conditions raise substantial doubt about the Funds' ability to continue as a going concern. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTES TO FINANCIAL STATEMENTS (continued)
OCTOBER 31, 2010

3. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Funds:

Investment Valuation

Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ official closing price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust's Board of Trustees (the "Board"). The Net Asset Value ("NAV") per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon Corp. calculates each Fund's NAV at the close of regular trading (ordinarily 4:00 p.m. Eastern Time) every day the New York Stock Exchange is open.

Cash and Cash Equivalents

Cash and cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of the securities.

Expenses

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund.

NOTES TO FINANCIAL STATEMENTS (continued)
OCTOBER 31, 2010

Distributions to Shareholders

Each Fund pays out dividends from its net investment income to shareholders annually. Each Fund distributes its net taxable capital gains, if any, annually. Each Fund typically earns income dividends from stocks. These amounts, net of expenses, are passed along to Fund shareholders as "income dividend distributions." Each Fund realizes capital gains or losses whenever it sells securities. Net long-term taxable capital gains are distributed to shareholders as "capital gains distributions."

Indemnification

The Trust Instrument of the Trust disclaims liability of the shareholders or the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust. The Trust Instrument provides for indemnification out of a Fund's property for all loss and expense of a Fund's shareholders being held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason. The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would not be able to meet the Trust's obligations.

4. ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS

Grail Advisors, LLC (the "Manager") has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Board. For the services it provides to the Funds, the Manager receives a management fee based on a percentage of average daily net assets of each Fund. Out of the management fee, the Manager pays all fees and expenses of the Sub-Advisers. Each Fund is responsible for the payment of all other expenses associated with the operations, including, but not limited to: brokerage expenses, taxes, interest, fees and expenses of counsel to the Funds, fees and expenses of the Trustees, fees and expenses associated with the Funds' compliance program, litigation expenses, fees and expenses of the Funds' independent auditors, registration fees, expenses associated with compliance by the Funds with regulatory requirements, including those relating to the development and distribution of their prospectus and shareholder reports, and extraordinary expenses.

For services provided, the Funds pay the Manager an annualized fee of: 0.50% for the Grail American Beacon Large Cap Value ETF; 0.65% for each of the RP Growth ETF and RP Focused Large Cap Growth ETF; and 0.30% for the Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF, based upon each Fund's average daily net assets.

The Trust and the Manager have entered into a written fee waiver and expense reimbursement agreement pursuant to which the Manager has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the net annual fund operating expenses for the Grail American Beacon Large Cap Value ETF from

NOTES TO FINANCIAL STATEMENTS (continued)
OCTOBER 31, 2010

exceeding 0.79% ("Expense Cap"), based upon the Fund's average daily net assets. This agreement will remain in effect and will be contractually binding through at least February 28, 2011.

The Trust and the Manager have entered into a written fee waiver and expense reimbursement agreement pursuant to which the Manager has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the net annual fund operating expenses for the RP Growth ETF and RP Focused Large Cap Growth ETF from exceeding 0.89% ("Expense Cap"), based upon each Fund's average daily net assets. This agreement will remain in effect and will be contractually binding through at least February 28, 2011. RiverPark Advisors, LLC ("RP"), the sub-adviser for the RP Growth ETF and RP Focused Large Cap Growth ETF, has agreed with the Manager to waive a portion of its fees and/or reimburse expenses to support the Manager's obligations under the Expense Cap.

The Trust and the Manager have entered into a written fee waiver and expense reimbursement agreement pursuant to which Manager has agreed to waive a portion of its fees and/or reimburse expenses to the extent necessary to keep the net annual fund operating expenses for the Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF from exceeding 0.35% ("Expense Cap"), based upon each Fund's average daily net assets. This agreement will remain in effect and will be contractually binding through at least January 31, 2011. McDonnell Investment Management, LLC ("McDonnell"), the sub-adviser for the Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF, has agreed with the Manager to waive a portion of its fees and/or reimburse expenses to support the Manager's obligations under the Expense Cap.

The Manager may recoup fees waived or expenses reimbursed at any time within three years from the year such expenses were incurred, so long as the repayment does not cause the Expense Cap to be exceeded.

For the year ended October 31, 2010 and period ended October 31, 2009, the Manager waived the following fees and/or reimbursed the following expenses, the recovery of which will expire in the corresponding fiscal years:

	Fiscal Year
Fund	2012		2013
Grail American Beacon Large Cap Value ETF	$218,036	*	$226,521
RP Growth ETF	34,921	*	139,292
RP Focused Large Cap Growth ETF	34,926	*	137,139
Grail McDonnell Intermediate Municipal Bond ETF	—		134,368
Grail McDonnell Core Taxable Bond ETF	—		146,360

* Includes $35,914, $712 and $712 of expenses waived prior to fund inception for American Beacon Large Cap Value ETF, RP Growth ETF and RP Focused Large Cap Growth ETF, respectively.

NOTES TO FINANCIAL STATEMENTS (continued)
OCTOBER 31, 2010

American Beacon Advisors, Inc. ("ABA") acts as primary sub-adviser of the Grail American Beacon Large Cap Value ETF. ABA provides or oversees the provision of portfolio management services to the Fund. ABA develops the investment programs for the Fund, evaluates investment sub-advisers (subject to requisite approvals), recommends to the Manager allocations of assets among investment sub-advisers, monitors the investment sub-advisers' investment programs and results, invests the portion of ETF assets that the investment sub-advisers determine should be allocated to high quality short-term debt obligations, and to the extent that a Fund engages in securities lending, oversees the Fund's securities lending activities and actions taken by the securities lending agent. Pursuant to a Primary Investment Sub-Advisory Agreement between the Manager and ABA, ABA receives fees from the Manager to provide the services described above. These fees are paid by the Manager out of the advisory fees it receives from the Fund; they are not separately paid by the Fund.

The Grail American Beacon Large Cap Value ETF's assets are allocated among three investment sub-advisers: Brandywine Global Investment Management, LLC; Hotchkis and Wiley Capital Management, LLC; and Metropolitan West Capital Management, LLC. With respect to any assets allocated to it, each investment sub-adviser has discretion to purchase and sell securities in accordance with the Fund's objectives, policies, restrictions and more specific policies provided by the Manager or ABA. Pursuant to an Investment Sub-Advisory Agreement among the Manager, ABA and the investment sub-adviser, an investment sub-adviser receives fees from ABA to provide day-to-day investment advisory services to the Fund. These fees are paid out of the advisory fees the Manager receives from the Fund; they are not separately paid by the Fund.

RP acts as primary sub-adviser of the RP Focused Large Cap Growth ETF and as the exclusive sub-adviser of the RP Growth ETF. Wedgewood serves as sub-adviser of the RP Focused Large Cap Growth ETF. Pursuant to Sub-Advisory Agreements between the Manager and RP (with respect to the RP Growth ETF) and among the Manager, RP and Wedgewood (with respect to the RP Focused Large Cap growth ETF) the Sub-Advisers are responsible for the day-to-day management of their respective Funds, subject to the supervision of the Manager and the oversight of the Board. In this regard, the Sub-Advisers will be responsible for implementing the investment strategy for each Fund. The Sub-Advisers may waive all or a portion of their respective fees.

McDonnell acts as sub-adviser of the Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF. Pursuant to Sub-Advisory Agreements between the Manager and McDonnell, McDonnell is responsible for the day-to-day management of these Funds, subject to the supervision of the Manager and the Board. In this regard, McDonnell is responsible for implementing the investment strategy for each Fund with regard to its underlying index and for general administration, compliance and management services as may be agreed between the Manager and McDonnell from time to time. McDonnell may waive all or a portion of its respective fees.

NOTES TO FINANCIAL STATEMENTS (continued)
OCTOBER 31, 2010

The Bank of New York Mellon Corp. serves as the Administrator, Custodian, Fund Accounting and Transfer Agent for each Fund.

5. CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES

Each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares called "Creation Units." A Creation Unit consists of 50,000 Shares. Creation Units of the Funds are issued and redeemed in kind or for cash and/or investment securities. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement.

Transaction Fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of Creation Units of Shares. There is a fixed and, for some funds, a variable component to the total Transaction Fee. A fixed Transaction Fee is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable Transaction Fee equal to a percentage of the value of each Creation Unit purchased or redeemed is applicable to each creation or redemption transaction for the Grail McDonnell Intermediate Municipal Bond ETF and Grail McDonnell Core Taxable Bond ETF.

6. FAIR VALUE MEASUREMENT

Fair Value Measurement establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. The Funds utilized various inputs in determining the value of each Fund's investments. These inputs are summarized in the three broad levels as follows:

Level 1—Quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

NOTES TO FINANCIAL STATEMENTS (continued)
OCTOBER 31, 2010

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' investments at October 31, 2010:

Valuation Inputs	Grail American Beacon Large Cap Value ETF	RP Growth ETF	RP Focused Large Cap Growth ETF
Level 1—Quoted Prices
Common Stocks*	$1,516,240	$4,122,361	$8,585,617
Bank Deposits	33,254	278,726	277,649
Level 2—Other Significant Observable Inputs	—	—	—
Level 3—Significant Unobservable Inputs	—	—	—
Total	$1,549,494	$4,401,087	$8,863,266

* Please refer to the schedule of investments to view securities segregated by industry type.

	Grail McDonnell Intermediate Municipal Bond ETF			Grail McDonnell Core Taxable Bond ETF
Valuation Inputs	Investments in Securities (Level 1)	Investments in Securities (Level 2)	Total	Investments in Securities (Level 1)	Investments in Securities (Level 2)	Total
U.S. Government Agency Mortgage-Backed Obligations	$—	$—	$—	$—	$1,111,166	$1,111,166
Corporate Bonds*	—	—	—	—	667,801	667,801
U.S. Government Obligations	—	107,539	107,539	—	415,349	415,349
Asset-Backed Securities	—	—	—	—	204,524	204,524
Exchange Traded Funds	—	—	—	77,810	—	77,810
Municipal Bonds**	—	2,373,662	2,373,662	—	54,390	54,390
Bank Deposits	28,856	—	28,856	35,586	—	35,586
Total	$28,856	$2,481,201	$2,510,057	$113,396	$2,453,230	$2,566,626

* Please refer to the schedule of investments to view securities segregated by industry type.

** Please refer to the schedule of investments to view securities segregated by state.

The Funds did not hold any Level 3 securities during the period.

There were no transfers between Level 1 and 2 securities during the period.

NOTES TO FINANCIAL STATEMENTS (continued)
OCTOBER 31, 2010

7. INVESTMENT TRANSACTIONS

For the period ended October 31, 2010, the aggregate purchases and sales of investments (excluding short-term investments, swaps, and futures contracts) were:

Fund	Purchases	Sales
Grail American Beacon Large Cap Value ETF	$380,098	$570,026
RP Growth ETF	1,658,669	1,934,420
RP Focused Large Cap Growth ETF	2,600,854	2,494,680
Grail McDonnell Intermediate Municipal Bond ETF	5,607,709	3,188,348
Grail McDonnell Core Taxable Bond ETF	6,695,827	4,284,161

For the period ended October 31, 2010, the cost of in-kind transactions and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Grail American Beacon Large Cap Value ETF	$477,215	$2,009,190
RP Growth ETF	2,139,077	761,808
RP Focused Large Cap Growth ETF	6,157,584	690,251
Grail McDonnell Intermediate Municipal Bond ETF	—	—
Grail McDonnell Core Taxable Bond ETF	—	—

8. FEDERAL INCOME TAX

Each Fund intends to qualify as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to shareholders.

At October 31, 2010, the cost of investments and aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Grail American Beacon Large Cap Value ETF	$1,405,105	$195,136	$(50,747)	$144,389
RP Growth ETF	3,842,078	663,123	(104,114)	559,009
RP Focused Large Cap Growth ETF	8,104,896	802,217	(43,847)	758,370
Grail McDonnell Intermediate Municipal Bond ETF	2,434,165	76,954	(1,062)	75,892
Grail McDonnell Core Taxable Bond ETF	2,453,956	112,955	(285)	112,670

Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund's tax returns to determine whether the tax

NOTES TO FINANCIAL STATEMENTS (continued)
OCTOBER 31, 2010

positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

Management has analyzed all open tax years as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended October 31, 2010, the Funds did not have a liability for any unrecognized tax benefits.

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales. At October 31, 2010, the components of accumulated earnings/loss on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other (Losses)	Net Unrealized Appreciation	Total Accumulated Earnings
Grail American Beacon Large Cap Value ETF	$130,024	$15,290	$144,389	$289,703
RP Growth ETF	—	(7,659)	559,009	551,350
RP Focused Large Cap Growth ETF	—	(22,401)	758,370	735,969
Grail McDonnell Intermediate Municipal Bond ETF	29,389	—	75,892	105,281
Grail McDonnell Core Taxable Bond ETF	33,435	—	112,670	146,105

At October 31, 2010, the Funds listed below had net capital loss carryforwards for federal income tax purposes which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until future net capital gains have been realized in excess of the available capital loss carryforwards. There is no assurance that any Fund will be able to utilize all of its capital loss carryforwards before they expire. These loss carryforwards expire in amounts and fiscal years as follows:

Fiscal Year	Grail American Beacon Large Cap Value ETF	RP Growth ETF	RP Focused Large Cap Growth ETF	Grail McDonnell Intermediate Municipal Bond ETF	Grail McDonnell Core Taxable Bond ETF
2018	$—	$7,659	$22,401	$—	$—

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of redemptions in kind. Results of operations and net assets were not affected by these

NOTES TO FINANCIAL STATEMENTS (continued)
OCTOBER 31, 2010

reclassifications. At October 31, 2010, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss) on Investments	Paid-in Capital
Grail American Beacon Large Cap Value ETF	$—	$(126,358)	$126,358
RP Growth ETF	10,500	2,637	(13,137)
RP Focused Large Cap Growth ETF	12,718	—	(12,718)
Grail McDonnell Intermediate Municipal Bond ETF	6,114	—	(6,114)
Grail McDonnell Core Taxable Bond ETF	6,114	—	(6,114)

9. RISK

Foreign Investing Risk—Foreign investing, including investments in ADRs, carries potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) currency exchange rate fluctuations, (2) social, political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, (6) increased price volatility, and (7) less availability of information for an investment sub-adviser to determine a company's financial condition.

Industry Concentration Risk—Certain ETFs may focus their investments in a particular industry or group of industries. Securities of companies in the same industry or group of industries may decline in price at the same time due to industry-specific developments since these companies may share common characteristics and are more likely to react similarly to industry-specific market or economic developments. The ETF's investments in multiple companies in a particular industry increase the ETF's exposure to risks of the particular industry and may increase the ETF's volatility.

Non-Diversification Risk—Certain ETFs are non-diversified, which means that they may hold larger positions in a smaller number of individual securities than if it were diversified. This means that increases or decreases in the value of any of the individual securities owned by the ETF may have a greater impact on the ETF's NAV and total return than would be the case in a diversified fund which would likely hold more securities. Therefore, the ETF's value may fluctuate more, and it could incur greater losses as a result of decreases in the value of any one of its holdings, than if it had invested in a larger number of stocks.

NOTES TO FINANCIAL STATEMENTS (continued)
OCTOBER 31, 2010

Recent Market Events Risk—Recent unprecedented turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers worldwide, which may have an adverse effect on an ETF.

10. SUBSEQUENT EVENTS

Effective December 6, 2010, Metropolitan West Capital, LLC received notification from the Manager that it will no longer serve as a sub-advisor to the Grail American Beacon Large Cap Value ETF. On December 23, 2010, the Funds declared income and capital gain dividends distributions with an ex-date of December 27, 2010 and payable date of December 31, 2010. The income distribution and short-term capital gain per share amounts for each Fund were as follows:

Fund	Income Distribution Per Share	Short-Term Capital Gain Per Share
Grail American Beacon Large Cap Value ETF	$0.55975	$2.87480
Grail McDonnell Intermediate Municipal Bond ETF	0.06999	0.34099
Grail McDonnell Core Taxable Bond ETF	0.29994	0.38306

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no other material events that would require disclosure.

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

Board of Trustees and Shareholders of
Grail Advisors ETF Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Grail Advisors American Beacon Large Cap Value ETF, RP Growth ETF, RP Focused Large Cap Growth ETF, McDonnell Intermediate Municipal Bond ETF, and McDonnell Core Taxable Bond ETF, (collectively, the "Funds"), five of the Funds constituting the Grail Advisors ETF Trust, as of October 31, 2010, and the related statements of operations for the year or period then ended and the statements of changes in net assets for the year and periods then ended, and the financial highlights for the year and periods ended October 31, 2010 for the Grail Advisors American Beacon Large Cap Value ETF, RP Growth ETF, and RP Focused Large Cap ETF and for the period January 29, 2010 (inception date) to October 31, 2010 for the McDonnell Intermediate Municipal Bond ETF and McDonnell Core Taxable Bond ETF. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the Standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodian and brokers or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of the Grail Advisors ETF Trust as of October 31, 2010, and the results of their operations, the changes in their net assets and the financial highlights for the periods indicated in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

The accompanying financial statements have been prepared assuming that the Funds will continue as a going concern. As discussed in Note 2 to the financial statements, Grail Advisors LLC, the Funds investment manager ("Manager"), has entered into a letter of intent concerning a transaction to sell its ownership interests in order to enable it to continue its operations, including paying its future obligations under its fee waiver and expense reimbursement agreements. A sale of the Manager's ownership interests, if consummated, may, depending upon a buyer's future plans, result in the liquidation of certain Funds. If the Manager is unsuccessful in its efforts to consummate a transaction involving its ownership interests or to recapitalize, all of the Funds may be liquidated. These conditions raise substantial doubt about the Funds' ability to continue as a going concern. Management's plans in regard to these conditions are discussed in Note 2. The accompanying financial statements do not include any adjustments that might result from the outcome of this uncertainty.

/s/ KPMG LLP

Philadelphia, Pennsylvania
December 30, 2010

SUPPLEMENTAL INFORMATION (unaudited)

FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE TAX YEAR

For Federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentage of ordinary income distribution designated as qualifying for the corporate dividend received deduction ("DRD"), and the individual qualified dividend rate ("QDI") is presented below.

Funds	DRD	QDI
Grail American Beacon Large Cap Value ETF	30.55%	49.38%
RP Growth ETF	42.77%	39.83%
RP Focused Large Cap Growth ETF	36.60%	36.60%

TRUSTEES AND OFFICERS OF THE GRAIL ADVISORS ETF TRUST

Name Address(1), Year of Birth	Position(s) Held with the Trust	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portolios in the Trust Complex(3) Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

Charles H. Salisbury, Jr. 1941	Trustee	Since 2009	Private investor.	5	Hobart & William Smith Colleges, Investment Committee Chair (since 2006); Maryland Institute, College of Art, Chair of Investment Committee (since 1994); Trustee, Johns Hopkins Hospital (since 2000); Trustee, Guadalupe Center of Immokalee (since 2007); Director, CeraTech, Inc. (since 2003).

Dennis G. Schmal 1947	Trustee	Since 2009	Self-employed consultant (since 2003).	5	Trustee, AssetMark Funds (since 2007); Director/ Chairman, Pacific Metrics Corp. (educational services) (since 2005); Director, Varian Semiconductor Equipment Associates, Inc. (since 2004); Director, MCF Corp. (financial services) (since 2003); Trustee, Wells Fargo Multi-Strategy 100 Hedge Fund (since 2008).

Interested Trustee

William M. Thomas(4)(5) 1963	Chief Executive Officer	Since 2008	Chief Executive Officer, Grail Advisors, LLC (since 2008); Senior Vice President, Charles Schwab (2000-2008).	5	None

Officers

Name Address(1), Year of Birth	Position(s) Held with the Trust	Term of Office(2) and Length of Time Served	Principal Occupation(s) During Past 5 Years
Chester G. Chappell 1965(5)	Secretary	Since 2008	Chief Operating Officer, Grail Advisors (since December 2009); Head of Distribution, Grail Advisors, LLC (since 2008); Vice President, National Sales Manager, Charles Schwab (2003-2008); Director, Asset Management Strategic Alliances, Charles Schwab (2000-2003).

Bryan M. Hiser 1973	Chief Financial Officer	Since 2008	Director of Investment Research, Grail Advisors, LLC (since 2008); Assistant Vice President Fund Administration, Citi Fund Services (2007-2008); Financial Analyst, Harbor Capital Advisors (1999-2007).

(1) Each Trustee or Officer may be contacted by writing to the Trustee or Officer c/o Grail Advisors, LLC, One Ferry Building, Suite 255, San Francisco, CA 94111. The Fund's Statement of Additional Information ("SAI") has additional information about the Funds' Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

(2) Each Trustee holds office for an indefinite term.

(3) The Trust Complex currently consists of five ETFs.

(4) Mr. Thomas is considered an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended, by virtue of his position with Grail Advisors, LLC, the Funds' Manager.

(5) Mr. Thomas and Mr. Chappell are registered representatives of ALPS Distributors, Inc.

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Investment Adviser

Grail Advisors, LLC
One Ferry Building
Suite 255
San Francisco, CA 94111

Sub-Advisers

American Beacon Advisors, Inc.
4151 Amon Carter Boulevard
Fort Worth, TX 76155

RiverPark Advisors, LLC
156 West 56th Street
17th Floor
New York, NY 10019

Wedgewood Partners Inc.
9909 Clayton Road
Suite 103
St. Louis, MO 63124

Brandywine Global Investment Management, LLC
2929 Arch Street
8th Floor
Philadelphia, PA 19104

Hotchkis and Wiley Capital Managenent, LLC
725 South Figueroa Street
39th Floor
Los Angeles, CA 90017

Metropolitan West Capital Management, LLC
610 Newport Center Drive
Suite 1000
Newport Beach, CA 92660

McDonnell Investment Management, LLC
1515 W. 22nd Street
11th Floor
Oak Brook, IL 60523

Distributor

ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

Custodian

The Bank of New York Mellon Corp.
One Wall Street
New York, NY 10286

Legal Counsel

K&L Gates LLP
1601 K Street, NW
Washington, DC 20006

Transfer Agent

The Bank of New York Mellon Corp.
One Wall Street
New York, NY 10286

Independent Registered Public Accounting Firm

KPMG LLP
1601 Market Street
Philadelphia, Pennsylvania 19103

ALPS Distributors, Inc. is not affiliated with American Beacon Advisors, Inc., RiverPark Advisors LLC, Wedgewood Partners Inc. Brandywine Global Investment Management LLC, Hotchkis and Wiley Capital Management, LLC, Metropolitan West Capital Management, LLC, and McDonnell Investment Management, LLC.

This report is submitted for the general information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds' objectives and policies, experience of its management, marketability of shares, and other information.

Call: 1-415-677-5870

Write: Grail Advisors ETF Trust
c/o Grail Advisors, LLC
One Ferry Building, Suite 255
San Francisco, CA 94111

Visit: www.grailadvisors.com

Item 2. Code of Ethics.

a). The Registrant has adopted a code of ethics that applies to the Registrant’s Principal Executive Officer, Principal Financial Officer or persons performing similar functions (“Code of Ethics”).

b). Not Applicable

c). There has been no amendment to the Code of Ethics during the fiscal year ending October 31, 2010 (“reporting period”).

d). Registrant granted no waivers from the provisions of the Code of Ethics during the reporting period.

e). Not Applicable

f). Attached

Item 3. Audit Committee Financial Expert.

a). The Registrant’s Board of Trustees has determined that its Audit Committee has one audit committee financial expert, as that term is defined under Items 3(b) and 3(c), serving on its audit committee. That Audit Committee member, Dennis G. Schmal, is an independent Trustee, as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

The principal accountant fees disclosed in Items 4(a)-(d) are for the five funds of the Registrant that had a fiscal year ending October 31, 2010 and whose financial statements are reported in Item 1.

a). Audit Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit are as follows:

2010:	$84,000
2009:	$85,000

b).  Audit-Related Fees: the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this item are as follows:

2010:	$0
2009:	$0

c). Tax Fees, the aggregate fees billed in each of the previous last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

2010:	$25,000
2009:	$0

d).  All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:

2010:	$0
2009:	$0

e)             Audit Committee Pre-Approval Policies and Procedures.

(i)                                     Per Rule 2-01(c)(7)(A) and the charter of the Registrant’s Audit Committee, the Audit Committee approves and recommends the principal accountant for the Registrant, pre-approves the principal accountant’s provision of all of Audit, Audit-Related, Tax and Other Services to the Registrant, the Advisor and its affiliates, if the engagement relates directly to the operations of the financial reporting of the Trust.

(ii)                                  100% of services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f)            Less than 50% of the hours expended on the principal accountant’s engagement to audit Registrant’s financial statements were attributed to work performed by persons other than the accountant’s full-time, permanent employees.

(g)           The aggregate non-audit fees billed by the accountant for services rendered to the Registrant, the Advisor and any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the Registrant (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) for the last two fiscal years is as following:

2010:	$0
2009:	$0

(h)           Not Applicable

Item 5.  Audit Committee of Listed Registrants.

(a) The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All of the Board’s independent Trustees, Charles Salisbury, Jr. and Dennis G. Schmal, are members of Audit Committee.

(b) Not Applicable.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to shareholders filed under Item 1.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”)) as of a date within 90 days of the filing of this report, the Principal Executive Officer and Principal Financial Officer have concluded that these controls and procedures are effective.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the reporting period that has materially affected, or is reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached.

(b) Separate certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Grail Advisors ETF Trust

By: /s/ William M. Thomas

William M. Thomas, Principal Executive Officer

Date:	December 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant:	Grail Advisors ETF Trust

By: /s/ William M. Thomas

William M. Thomas, Principal Executive Officer

Date:	December 29, 2010

By: /s/ Bryan M. Hiser

Bryan M. Hiser, Principal Financial Officer

Date:	December 29, 2010